Other income (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Income [Line Items]
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 1	$ 98
Net gains / (losses) from disposals of investments in associates and joint ventures	163	3
Share of net profits of associates and joint ventures	110	157
Total	274	257
Income from properties	20	12
Net gains / (losses) from properties held for sale	8	3
Other	(30)	(29)
Total other income	271	243
Gains losses on repurchase of entity's own debt instruments	$ (39)	(62)
Swisscard
Other Income [Line Items]
Share of net profits of associates and joint ventures		64
Proportion of ownership interest in joint venture	50.00%
Select Portfolio Servicing
Other Income [Line Items]
Net gains / (losses) from acquisitions and disposals of subsidiaries		$ 97